Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2016, 2017 and 2018 (in thousands except per share data):

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	1,417,150	1,464,587	1,621,063
Earnings per share effect, basic	0.43	0.45	0.50
Earnings per share effect, diluted	0.43	0.44	0.50

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2016, 2017 and 2018 (in thousands):

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expense	2,035,822	2,600,406	2,536,580
Deferred tax expense/(benefit)	66,676	(438,043)	(69,899)
Income tax expenses	2,102,498	2,162,363	2,466,681

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

	For the year ended December 31,
	2016	2017	2018
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(0.8)	(0.5)	2.3
Effect due to different tax rates applicable to overseas entities	(0.1)	(0.5)	3.7
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(13.3)	(16.2)	(24.1)
Change in valuation allowance	1.4	3.4	13.1
Effect of withholding income tax	2.9	5.4	7.6
Effective income tax rate	15.1	16.6	27.6

Summary of net operating tax loss carry forwards

As of December 31, 2018, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2019	3,582
Loss expiring in 2020	9,222
Loss expiring in 2021	191,412
Loss expiring in 2022	968,390
Loss expiring after 2022	4,083,469
5,256,075

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2017 and 2018 (in thousands):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Deferred revenue, primarily for advanced payments from online games customers	285,919	507,982
Accruals	510,522	616,453
Depreciation of fixed assets	3,697	5,103
Amortization of Intangible assets	55,168	43,899
Net operating tax loss carry forward	742,512	1,653,496
	1,597,818	2,826,933
Less: valuation allowance	(774,323)	(1,762,638)
Total	823,495	1,064,295

	December 31,	December 31,
	2017	2018
	RMB	RMB
Deferred tax liabilities:
Withholding income tax(d)	183,642	392,945
Others	29,573	736
Total	213,215	393,681

Schedule of movement of the aggregate valuation allowances for deferred tax assets

The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Provision/(Write-off)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2016	223,644	143,784	367,428
2017	367,428	406,895	774,323
2018	774,323	988,315	1,762,638